SHARE BASED COMPENSATION - Share options repricing (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assumptions used to calculate the estimated fair value of the share options
Weighted-average grant-date fair value of the share options granted	¥ 8.00	¥ 35.88	¥ 38.29
Risk-free interest rate, Maximum (as a percent)	1.61%	1.47%	2.53%
Risk-free interest rate, Minimum (as a percent)	0.84%	0.27%	1.79%
Volatility, Minimum (as a percent)	113.60%	48.80%	43.40%
Volatility, Maximum (as a percent)	116.00%	59.50%	55.30%
Dividend yield (as a percent)	0.00%	0.00%
Exercise multiples	2.2
Minimum
Assumptions used to calculate the estimated fair value of the share options
Exercise multiples	2.2	2.2	2.2
Life of option (years)	5 years	2 years 6 months	4 years
Maximum
Assumptions used to calculate the estimated fair value of the share options
Exercise multiples	2.8	2.8	2.8
Life of option (years)		6 years	6 years